Cover	May 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 22, 2025
Entity Registrant Name	ANI PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31812
Entity Tax Identification Number	58-2301143
Entity Address, Address Line One	210 Main Street West
Entity Address, City or Town	Baudette
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56623
City Area Code	218
Local Phone Number	634-3500
Title of 12(b) Security	Common Stock
Trading Symbol	ANIP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001023024
Amendment Flag	false
Current Fiscal Year End Date	--12-31